INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Components of Consolidated Statement of Financial Position
Trade debtors	$ 98,211,154	$ 165,859,933
Trade debtors	731,919	2,506,834
Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	98,211,154	165,859,933
Allowance for credit notes to be issued	(927,128)	(711,663)
Deferred checks	8,194,470	8,574,786
Trade debtors	731,919	2,506,834
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	110,542,153	171,840,254
Trade debtors	349,792	2,123,463
Trade receivables | Allowance for impairment of trade debtors
Components of Consolidated Statement of Financial Position
Trade debtors	(20,027,728)	(13,847,745)
Trade debtors	(29,378)	(275,718)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors		122
Trade debtors	411,505	249,579
Trade debtors - Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 429,387	4,179
Trade debtors		$ 409,510